Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Currency forward	Interest rate swap	Capital stock (note 13)	Treasury stock (note 13)	Contributed surplus	Deficit	Accumulated other comprehensive income (loss) [1]	Accumulated other comprehensive income (loss) Currency forward [1]	Accumulated other comprehensive income (loss) Interest rate swap
Equity, beginning balance (Previously stated) at Dec. 31, 2017	$ 1,370.2			$ 2,048.3	$ (8.7)	$ 863.0	$ (1,525.7)	$ (6.7)
Capital transactions:
Issuance of capital stock	0.4			14.9		(14.5)
Repurchase of capital stock for cancellation	(75.5)			(109.1)		33.6
Purchase of treasury stock for stock-based plans	(22.4)				(22.4)
Equity-settled stock-based compensation (SBC)	35.4				10.9	24.5
Total comprehensive income:
Net earnings	98.9						98.9
Losses on pension and non-pension post-employment benefit plans	(54.9)						(54.9)
Currency translation differences for foreign operations	0.1							0.1
Changes from derivatives designated as hedges		$ (15.5)	$ (4.4)						$ (15.5)	$ (4.4)
Equity, ending balance at Dec. 31, 2018	1,332.3			1,954.1	(20.2)	906.6	(1,481.7)	(26.5)
Total comprehensive income:
Changes from derivatives designated as hedges		(15.5)	(4.4)						(15.5)	(4.4)
Issuance of capital stock	0.0			10.4		(10.4)
Repurchase of capital stock for cancellation	(67.3)			(132.4)		65.1
Purchase of treasury stock for stock-based plans	(9.2)				(9.2)
Equity-settled stock-based compensation (SBC)	35.9				14.6	21.3
Net earnings	70.3						70.3
Losses on pension and non-pension post-employment benefit plans	(8.7)						(8.7)
Currency translation differences for foreign operations	(0.2)							(0.2)
Changes from derivatives designated as hedges		10.8	(7.7)						10.8	(7.7)	[1]
Equity, ending balance at Dec. 31, 2019	1,356.2			1,832.1	(14.8)	982.6	(1,420.1)	(23.6)
Total comprehensive income:
Changes from derivatives designated as hedges		10.8	(7.7)						10.8	(7.7)	[1]
Issuance of capital stock	0.0			2.2		(2.2)
Repurchase of capital stock for cancellation	(15.1)			(0.1)		(15.0)
Purchase of treasury stock for stock-based plans	(19.1)				(19.1)
Equity-settled stock-based compensation (SBC)	27.3				18.2	9.1
Net earnings	60.6
Losses on pension and non-pension post-employment benefit plans	(9.3)						(9.3)
Currency translation differences for foreign operations	4.3							4.3
Changes from derivatives designated as hedges		8.5	(4.4)						8.5	(4.4)	[1]
Equity, ending balance at Dec. 31, 2020	1,409.0			$ 1,834.2	$ (15.7)	$ 974.5	$ (1,368.8)	$ (15.2)
Total comprehensive income:
Changes from derivatives designated as hedges		$ 8.5	$ (4.4)						$ 8.5	$ (4.4)	[1]
Accrual for repurchase of stock under automatic share purchase plan	15.0
Accrual for repurchase of stock under automatic share purchase plan	$ 15.0

[1]	Accumulated other comprehensive loss is net of tax. See note 14.(b) Includes an accrual of $15.0 for then-anticipated commitments under an automatic share purchase plan executed in December 2020 (described in note 13).